Schedule of Purchase Warrants Outstanding (Details)	3 Months Ended
	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	50,000	50,000
Compensation warrants, exercise price | $ / shares	$ 0.32
Expiry date	Jun. 06, 2023
Warrant two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	21,705,438	21,705,438
Compensation warrants, exercise price | $ / shares		$ 0.45
Expiry date	Mar. 15, 2024
Warrant three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	3,383,939	3,383,939
Compensation warrants, exercise price | $ / shares		$ 0.45
Expiry date	Mar. 16, 2024
Warrant four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,954,545	2,954,545
Compensation warrants, exercise price | $ / shares		$ 0.45
Expiry date	Mar. 17, 2024
Warrant five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	10,614,123	10,614,123
Compensation warrants, exercise price | $ / shares		$ 0.45
Expiry date	Mar. 18, 2024
Warrant six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	21,431,754	21,431,754
Compensation warrants, exercise price | $ / shares		$ 0.45
Expiry date	Mar. 24, 2024
Warrant seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,653,000	2,653,000
Compensation warrants, exercise price | $ / shares		$ 0.45
Expiry date	Mar. 28, 2024
Warrant eight [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	37,643,450	37,643,450
Compensation warrants, exercise price | $ / shares		$ 0.50
Expiry date	Jun. 29, 2025
Warrant nine [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,501,440	1,501,440
Compensation warrants, exercise price | $ / shares		$ 0.31
Expiry date	Jun. 29, 2025
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	101,937,689	101,937,689